Derivative instruments - Contracts Falling under Early Termination Provisions (Details) $ in Millions	Dec. 31, 2017 USD ($)
A3 | A-
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	$ 92
Baa2 | BBB
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	748
Ba1 | BB plus
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	$ 2,007